As filed with the Securities and Exchange Commission on July 30, 2002
                                                     1933 Act File No.   33-7638
                                                     1940 Act File No. 811-4777

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 40

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 42


                              MFS(R) SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)


|X| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

The Prospectuses and Statements of Additional Information, each dated January 1, 2002, for MFS Cash Reserve Fund, MFS Value Fund, MFS Strategic Growth Fund, MFS New Discovery Fund and MFS Research International Fund, series of the Trust, are hereby incorporated by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission via EDGAR on December 28, 2001.

The Registrant's Semiannual Reports to Shareholders dated February 28, 2002, for MFS Cash Reserve Fund, MFS Value Fund, MFS Strategic Growth Fund, MFS New Discovery Fund and MFS Research International Fund, series of the Trust, as filed with the Securities and Exchange Commission via EDGAR on April 25, 2002, are hereby incorporated by reference.

                            MFS(R) CASH RESERVE FUND

            Supplement dated August 1, 2002 to the Current Prospectus

This Supplement describes the fund's class 529A, 529B and 529C shares, and it supplements certain information in the fund's Prospectus dated January 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.


Class 529A, 529B and 529C shares are only offered in conjunction with qualified tuition programs (tuition programs) established in accordance with Section 529 of the Internal Revenue Code (Code). Contributions to these tuition programs may be invested in the fund's class 529A, 529B or 529C shares and certain other MFS funds offering these share classes. Earnings on investments in the fund made through such tuition programs may receive favorable tax treatment under the Code, as described further under the caption "Tax Considerations" below. For information on policies, services and restrictions which apply to your account with the tuition program through which your investment in the fund is made, please refer to the description of the tuition program available from your financial representative (the program description).

1.   RISK RETURN SUMMARY


     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not yet have a performance record to report.


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment):

                                                     Class 529A        Class 529B         Class 529C
     Maximum Sales Charge (Load) Imposed
         on Purchases (as a percentage of

         offering price)........................           None              None               None


     Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever

         is less)...............................           None              4.00%             1.00%


Annual Fund Operating Expenses (expenses that are deducted from fund assets)*:

     Management Fees............................          0.55%              0.55%             0.55%
     Distribution and Service (12b-1) Fees(1)...          0.35%              1.00%             1.00%
     Other Expenses(2)..........................          0.60%              0.60%             0.60%
                                                          -----              -----             -----
     Total Annual Fund Operating Expenses(2)....          1.50%              2.15%             2.15%
         Fee Waiver(3)..........................         (0.45)%            (0.10)%           (0.10)%
                                                         -------            -------           -------
         Net Expenses(2)........................          1.05%              2.05%             2.05%

* MFS or its affiliates may voluntarily waive the receipt of distribution or other fees, or may voluntarily agree to bear fund expenses, to assist the fund's efforts to maintain a $1.00 net asset value per share. Voluntary fee waivers or expense reimbursements may be imposed to enhance the fund's yield during periods when fund operating expenses have a significant impact on the fund's yield due to low interest rates. Any such fee waiver is voluntary and temporary, and may be revised or terminated at any time by MFS or its affiliates without notice. There is no guarantee that the fund will maintain a $1.00 net asset value per share or a positive yield.


-------------


(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are 0.50% annually for class 529A shares and 1.00% annually for class 529B and 529C shares. The fund's distributor, MFS Fund Distributors, Inc., has contractually agreed to waive 0.35% annually of the fund's class 529A service and distribution fees (see footnote (3) below). The remaining 0.15% class 529A distribution fee may be imposed only with the approval of the board of trustees which oversees the fund.

(2) "Other Expenses" are estimated for the fund's current fiscal year, and include the program management fee described below under "Management of the Fund." The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be 1.02%, 2.02%, and 2.02% for class 529A, 529B and 529C shares, respectively. The only fees and charges a 529 participant will incur are an annual maintenance fee, sales charges and expenses of the fund, and miscellaneous other fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details.


(3) MFS has contractually agreed to reduce its management fee to 0.45% annually of the average daily net assets of the fund. In addition, as noted above, the fund's distributor, MFS Fund Distributors, Inc., has contractually agreed to waive 0.35% of the class 529A service and distribution fees. These contractual fee arrangements will remain in effect until at least January 1, 2003, absent an earlier modification approved by the Board of Trustees which oversees the fund.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and


     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" through January 1, 2003, and the fund's "Total Annual Operating Expenses" for subsequent years (see "Expense Table").

Although your actual costs may be higher or lower, under these assumptions your costs would be:


     Share Class                                  Year 1         Year 3
     Class 529A shares                             $107           $430
     Class 529B shares
         Assuming redemption at end of period      $608           $963
         Assuming no redemption                    $208           $663

     Class 529C shares

         Assuming redemption at end of period      $308           $663
         Assuming no redemption                    $208           $663


3.   MANAGEMENT OF THE FUND

Program Manager(s)



The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFS Fund Distributors, Inc. ("MFD") pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services ("529 assets"). The current fee has been established at 0.25% annually of the average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Code and other regulatory requirements.



4.   DESCRIPTION OF SHARE CLASSES


The description of the fund's class A, B and C shares in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares. For example, the description of sales charges and the calculation of the CDSC is identical for the fund's class A, B and C shares and the corresponding class 529A, 529B and 529C shares.



Waivers of Sales Charges

Sales charge waivers that apply to the fund's class A, B and C shares apply equally to the corresponding class 529A, 529B and 529C shares, and are described in the fund's Statement of Additional Information (SAI), which is available upon request (see back page of the Prospectus for information on how to obtain a copy of the SAI). In addition:


     o any CDSC with respect to the 529 share classes will be waived where the redemption proceeds are used to pay for qualified higher education expenses, which may include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however, the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program; and

     o all sales charges will be waived with respect to shares purchased through an employer sponsored plan, pursuant to guidelines created by MFD from time to time.


Distribution and Service Fees


The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares, and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.50% (0.25% distribution fee and 0.25% service fee) for class 529A shares and 1.00% (0.75% distribution fee and 0.25% service fee) for each of class 529B and 529C shares, and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the board of trustees which oversees the fund. In addition, a portion of the class 529A service and distribution fees equal to 0.35% is being waived by the fund's distributor, MFS Fund Distributors, Inc.



5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem class A, B and C shares, together with the description of other related considerations, in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares, with a few exceptions noted below.

How to Purchase Shares


The Code and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application.

An account owner of a newly established account under a tuition program in which the designated beneficiary is age 12 or older will not be entitled to purchase class 529B shares. Additional restrictions may apply and are described in the program description.


How to Exchange Shares

Your ability to exchange your class 529A, 529B or 529C shares of the fund for corresponding class 529A, 529B and 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

How to Redeem Shares


If you redeem your class 529A, 529B or 529C shares and use the proceeds for non-qualified higher education expenses or other non-qualified purposes, taxes and penalties may apply. Please see the program description and the discussion below under the caption "Tax Considerations" for details.


6.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies to class 529A, 529B and 529C shares, and references to class A, B and C shares in that discussion apply as well to the corresponding class 529A, 529B and 529C shares, with the exception noted below.


Distribution Options


Distributions on the 529 share classes will automatically be reinvested in additional shares. Account owners do not have the option of receiving distributions in cash.



7.   OTHER INFORMATION


The description under "Other Information" in the Prospectus applies equally to class 529A, 529B and 529C shares. In addition, because the account owner may invest in the fund's class 529A, 529B and 529C shares indirectly through a tuition program, the account owner may not technically be a shareholder of the fund (rather, a trust or other vehicle established by the state or eligible educational institution through which the investment is made would be the fund's shareholder of record). Therefore, with respect to investments through certain tuition programs, the account owner may not have voting rights in the fund's shares or may only be entitled to vote if the tuition program through which the fund shares are held passes through the voting rights to the account owner. Please see the program description for details.



Tax Considerations


In addition to the tax considerations discussed in the fund's Prospectus and SAI, please note the following tax considerations that apply specifically to the ownership of the fund's 529 share classes.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay "qualified higher education expenses" are tax-free for federal income tax purposes for tax years beginning on or before December 31, 2010. State and local taxes may still apply.

Withdrawals of earnings that are not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies or becomes disabled. Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the fund under the tuition programs; you will find more information in the program description. You are urged to consult your own tax adviser for information about the federal estate and gift and the state and local tax consequences of, and impact of your personal financial situation on, an investment in the fund's 529 share classes.



8.   FINANCIAL HIGHLIGHTS


Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not have financial highlights to report.

                                MFS(R) VALUE FUND

            Supplement dated August 1, 2002 to the Current Prospectus

This Supplement describes the fund's class 529A, 529B and 529C shares, and it supplements certain information in the fund's Prospectus dated January 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.


Class 529A, 529B and 529C shares are only offered in conjunction with qualified tuition programs (tuition programs) established in accordance with Section 529 of the Internal Revenue Code (Code). Contributions to these tuition programs may be invested in the fund's class 529A, 529B or 529C shares and certain other MFS funds offering these share classes. Earnings on investments in the fund made through such tuition programs may receive favorable tax treatment under the Code, as described further under the caption "Tax Considerations" below. For information on policies, services and restrictions which apply to your account with the tuition program through which your investment in the fund is made, please refer to the description of the tuition program available from your financial representative (the program description).

1.   RISK RETURN SUMMARY


     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not yet have a performance record to report.


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment):

                                                     Class 529A        Class 529B         Class 529C
     Maximum Sales Charge (Load) Imposed
         on Purchases (as a percentage of
         offering price)........................          5.75%              0.00%             0.00%

     Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever
         is less)...............................          0.00%              4.00%             1.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets):


     Management Fees............................          0.60%              0.60%             0.60%
     Distribution and Service (12b-1) Fees(1)...          0.35%              1.00%             1.00%
     Other Expenses(2)..........................          0.51%              0.51%             0.51%
                                                          -----              -----             -----
     Total Annual Fund Operating Expenses(2)....          1.46%              2.11%             2.11%

-------------


(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are 0.50% annually for class 529A shares and 1.00% annually for class 529B and 529C shares.

     The remaining 0.15% class 529A distribution fee may be imposed only with the approval of the board of trustees which oversees the fund.


(2) "Other Expenses" are estimated for the fund's current fiscal year, and include the program management fee described below under "Management of the Fund." The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.45%, 2.10%, and 2.10% for class 529A, 529B and 529C shares, respectively. The only fees and charges a 529 participant will incur are an annual maintenance fee, sales charges and expenses of the fund, and miscellaneous other fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details.


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


     Share Class                                 Year 1         Year 3
     Class 529A shares                            $715          $1,010
     Class 529B shares
         Assuming redemption at end of period     $614           $ 961
         Assuming no redemption                   $214           $ 661

     Class 529C shares

         Assuming redemption at end of period     $314           $ 661
         Assuming no redemption                   $214           $ 661


3.   MANAGEMENT OF THE FUND

Program Manager(s)


The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFS Fund Distributors, Inc. ("MFD") pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services ("529 assets"). The current fee has been established at 0.25% annually of the average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Code and other regulatory requirements.



4.   DESCRIPTION OF SHARE CLASSES


The description of the fund's class A, B and C shares in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares. For example, the description of sales charges and the calculation of the CDSC is identical for the fund's class A, B and C shares and the corresponding class 529A, 529B and 529C shares.

Waivers of Sales Charges

Sales charge waivers that apply to the fund's class A, B and C shares apply equally to the corresponding class 529A, 529B and 529C shares, and are described in the fund's Statement of Additional Information (SAI), which is available upon request (see back page of the Prospectus for information on how to obtain a copy of the SAI). In addition:


     o any CDSC with respect to the 529 share classes will be waived where the redemption proceeds are used to pay for qualified higher education expenses, which may include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however, the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program; and

     o all sales charges will be waived with respect to shares purchased through an employer sponsored plan, pursuant to guidelines created by MFD from time to time.


Distribution and Service Fees

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares, and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.50% (0.25% distribution fee and 0.25% service fee) for class 529A shares and 1.00% (0.75% distribution fee and 0.25% service fee) for each of class 529B and 529C shares, and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the board of trustees which oversees the fund.


5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem class A, B and C shares, together with the description of other related considerations, in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares, with a few exceptions noted below.

How to Purchase Shares


The Code and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application.

An account owner of a newly established account under a tuition program in which the designated beneficiary is age 12 or older will not be entitled to purchase class 529B shares. Additional restrictions may apply and are described in the program description.


How to Exchange Shares

Your ability to exchange your class 529A, 529B or 529C shares of the fund for corresponding class 529A, 529B and 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

How to Redeem Shares


If you redeem your class 529A, 529B or 529C shares and use the proceeds for non-qualified higher education expenses or other non-qualified purposes, taxes and penalties may apply. Please see the program description and the discussion below under the caption "Tax Considerations" for details.

6.   INVESTOR SERVICES AND PROGRAMS


The description of investor services and programs in the Prospectus applies to class 529A, 529B and 529C shares, and references to class A, B and C shares in that discussion apply as well to the corresponding class 529A, 529B and 529C shares, with the exception noted below.


Distribution Options


Distributions on the 529 share classes will automatically be reinvested in additional shares. Account owners do not have the option of receiving distributions in cash.



7.   OTHER INFORMATION


The description under "Other Information" in the Prospectus applies equally to class 529A, 529B and 529C shares. In addition, because the account owner may invest in the fund's class 529A, 529B and 529C shares indirectly through a tuition program, the account owner may not technically be a shareholder of the fund (rather, a trust or other vehicle established by the state or eligible educational institution through which the investment is made would be the fund's shareholder of record). Therefore, with respect to investments through certain tuition programs, the account owner may not have voting rights in the fund's shares or may only be entitled to vote if the tuition program through which the fund shares are held passes through the voting rights to the account owner. Please see the program description for details.


Tax Considerations


In addition to the tax considerations discussed in the fund's Prospectus and SAI, please note the following tax considerations that apply specifically to the ownership of the fund's 529 share classes.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay "qualified higher education expenses" are tax-free for federal income tax purposes for tax years beginning on or before December 31, 2010. State and local taxes may still apply.

Withdrawals of earnings that are not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied).. The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies or becomes disabled. Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the fund under the tuition programs; you will find more information in the program description. You are urged to consult your own tax adviser for information about the federal estate and gift and the state and local tax consequences of, and impact of your personal financial situation on, an investment in the fund's 529 share classes.



8.   FINANCIAL HIGHLIGHTS


Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not have financial highlights to report.

                          MFS(R) STRATEGIC GROWTH FUND*

            Supplement dated August 1, 2002 to the Current Prospectus

This Supplement describes the fund's class 529A, 529B and 529C shares, and it supplements certain information in the fund's Prospectus dated January 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.


Class 529A, 529B and 529C shares are only offered in conjunction with qualified tuition programs (tuition programs) established in accordance with Section 529 of the Internal Revenue Code (Code). Contributions to these tuition programs may be invested in the fund's class 529A, 529B or 529C shares and certain other MFS funds offering these share classes. Earnings on investments in the fund made through such tuition programs may receive favorable tax treatment under the Code, as described further under the caption "Tax Considerations" below. For information on policies, services and restrictions which apply to your account with the tuition program through which your investment in the fund is made, please refer to the description of the tuition program available from your financial representative (the program description).

1.   RISK RETURN SUMMARY


     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not yet have a performance record to report.


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment):

                                                     Class 529A        Class 529B         Class 529C
     Maximum Sales Charge (Load) Imposed
         on Purchases (as a percentage of
         offering price)........................          5.75%              0.00%             0.00%

     Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever
         is less)...............................          0.00%              4.00%             1.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets):


     Management Fees............................          0.75%              0.75%             0.75%
     Distribution and Service (12b-1) Fees(1)...          0.35%              1.00%             1.00%
     Other Expenses(2)..........................          0.52%              0.52%             0.52%
                                                          -----              -----             -----
     Total Annual Fund Operating Expenses(2)....          1.62%              2.27%             2.27%


-------------



(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are 0.50% annually for class 529A shares and 1.00% annually for class 529B and 529C shares.

     The remaining 0.15% class 529A distribution fee may be imposed only with the approval of the board of trustees which oversees the fund.


(2) "Other Expenses" are estimated for the fund's current fiscal year, and include the program management fee described below under "Management of the Fund." The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.61%, 2.26%, and 2.26% for class 529A, 529B and 529C shares, respectively. The only fees and charges a 529 participant will incur are an annual maintenance fee, sales charges and expenses of the fund, and miscellaneous other fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details.


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


     Share Class                                   Year 1         Year 3
     Class 529A shares                              $730          $1,057
     Class 529B shares
         Assuming redemption at end of period       $630          $1,009
         Assuming no redemption                     $230           $ 709

     Class 529C shares

         Assuming redemption at end of period       $330           $ 709
         Assuming no redemption                     $230           $ 709


3.   MANAGEMENT OF THE FUND

Program Manager(s)


The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFS Fund Distributors, Inc. ("MFD") pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services ("529 assets"). The current fee has been established at 0.25% annually of the average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Code and other regulatory requirements.



4.   DESCRIPTION OF SHARE CLASSES


The description of the fund's class A, B and C shares in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares. For example, the description of sales charges and the calculation of the CDSC is identical for the fund's class A, B and C shares and the corresponding class 529A, 529B and 529C shares.

Waivers of Sales Charges

Sales charge waivers that apply to the fund's class A, B and C shares apply equally to the corresponding class 529A, 529B and 529C shares, and are described in the fund's Statement of Additional Information (SAI), which is available upon request (see back page of the Prospectus for information on how to obtain a copy of the SAI). In addition:


     o any CDSC with respect to the 529 share classes will be waived where the redemption proceeds are used to pay for qualified higher education expenses, which may include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however, the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program; and

     o all sales charges will be waived with respect to shares purchased through an employer sponsored plan, pursuant to guidelines created by MFD from time to time.


Distribution and Service Fees

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares, and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.50% (0.25% distribution fee and 0.25% service fee) for class 529A shares and 1.00% (0.75% distribution fee and 0.25% service fee) for each of class 529B and 529C shares, and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the board of trustees which oversees the fund.


5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem class A, B and C shares, together with the description of other related considerations, in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares, with a few exceptions noted below.

How to Purchase Shares


The Code and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application.

An account owner of a newly established account under a tuition program in which the designated beneficiary is age 12 or older will not be entitled to purchase class 529B shares. Additional restrictions may apply and are described in the program description.


How to Exchange Shares

Your ability to exchange your class 529A, 529B or 529C shares of the fund for corresponding class 529A, 529B and 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

How to Redeem Shares


If you redeem your class 529A, 529B or 529C shares and use the proceeds for non-qualified higher education expenses or other non-qualified purposes, taxes and penalties may apply. Please see the program description and the discussion below under the caption "Tax Considerations" for details.

6.   INVESTOR SERVICES AND PROGRAMS


The description of investor services and programs in the Prospectus applies to class 529A, 529B and 529C shares, and references to class A, B and C shares in that discussion apply as well to the corresponding class 529A, 529B and 529C shares, with the exception noted below.


Distribution Options


Distributions on the 529 share classes will automatically be reinvested in additional shares. Account owners do not have the option of receiving distributions in cash.



7.   OTHER INFORMATION


The description under "Other Information" in the Prospectus applies equally to class 529A, 529B and 529C shares. In addition, because the account owner may invest in the fund's class 529A, 529B and 529C shares indirectly through a tuition program, the account owner may not technically be a shareholder of the fund (rather, a trust or other vehicle established by the state or eligible educational institution through which the investment is made would be the fund's shareholder of record). Therefore, with respect to investments through certain tuition programs, the account owner may not have voting rights in the fund's shares or may only be entitled to vote if the tuition program through which the fund shares are held passes through the voting rights to the account owner. Please see the program description for details.


Tax Considerations


In addition to the tax considerations discussed in the fund's Prospectus and SAI, please note the following tax considerations that apply specifically to the ownership of the fund's 529 share classes.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay "qualified higher education expenses" are tax-free for federal income tax purposes for tax years beginning on or before December 31, 2010. State and local taxes may still apply.

Withdrawals of earnings that are not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied).. The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies or becomes disabled. . Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the fund under the tuition programs; you will find more information in the program description. You are urged to consult your own tax adviser for information about the federal estate and gift and the state and local tax consequences of, and impact of your personal financial situation on, an investment in the fund's 529 share classes.



8.   FINANCIAL HIGHLIGHTS


Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not have financial highlights to report.

*El presente suplemento tambien se encuentran disponibles en espanol. Solicite ejemplares a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.

                            MFS(R) NEW DISCOVERY FUND*

            Supplement dated August 1, 2002 to the Current Prospectus

This Supplement describes the fund's class 529A, 529B and 529C shares, and it supplements certain information in the fund's Prospectus dated January 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.


Class 529A, 529B and 529C shares are only offered in conjunction with qualified tuition programs (tuition programs) established in accordance with Section 529 of the Internal Revenue Code (Code). Contributions to these tuition programs may be invested in the fund's class 529A, 529B or 529C shares and certain other MFS funds offering these share classes. Earnings on investments in the fund made through such tuition programs may receive favorable tax treatment under the Code, as described further under the caption "Tax Considerations" below. For information on policies, services and restrictions which apply to your account with the tuition program through which your investment in the fund is made, please refer to the description of the tuition program available from your financial representative (the program description).

1.   RISK RETURN SUMMARY


     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not yet have a performance record to report.


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment):

                                                     Class 529A        Class 529B         Class 529C
     Maximum Sales Charge (Load) Imposed
         on Purchases (as a percentage of
         offering price)........................          5.75%              0.00%             0.00%

     Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever
         is less)...............................          0.00%              4.00%             1.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets):



    Management Fees............................          0.90%              0.90%             0.90%
     Distribution and Service (12b-1) Fees(1)...          0.35%              1.00%             1.00%
     Other Expenses(2)..........................          0.52%              0.52%             0.52%
                                                          -----              -----             -----
     Total Annual Fund Operating Expenses(2)....          1.77%              2.42%             2.42%


-------------


(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are 0.50% annually for class 529A shares and 1.00% annually for class 529B and 529C shares. The remaining 0.15% class 529A distribution fee may be imposed only with the approval of the board of trustees which oversees the fund.


(2) "Other Expenses" are estimated for the fund's current fiscal year, and include the program management fee described below under "Management of the Fund." The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.76%, 2.41%, and 2.41% for class 529A, 529B and 529C shares, respectively. The only fees and charges a 529 participant will incur are an annual maintenance fee, sales charges and expenses of the fund, and miscellaneous other fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details.


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


     Share Class                                 Year 1         Year 3
     Class 529A shares                            $745          $1,100
     Class 529B shares
         Assuming redemption at end of period     $645          $1,055
         Assuming no redemption                   $245           $ 755

     Class 529C shares

         Assuming redemption at end of period     $345           $ 755
         Assuming no redemption                   $245           $ 755


3.   MANAGEMENT OF THE FUND

Program Manager(s)


The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFS Fund Distributors, Inc. ("MFD") pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services ("529 assets"). The current fee has been established at 0.25% annually of the average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Code and other regulatory requirements.



4.   DESCRIPTION OF SHARE CLASSES


The description of the fund's class A, B and C shares in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares. For example, the description of sales charges and the calculation of the CDSC is identical for the fund's class A, B and C shares and the corresponding class 529A, 529B and 529C shares.

Waivers of Sales Charges

Sales charge waivers that apply to the fund's class A, B and C shares apply equally to the corresponding class 529A, 529B and 529C shares, and are described in the fund's Statement of Additional Information (SAI), which is available upon request (see back page of the Prospectus for information on how to obtain a copy of the SAI). In addition:


     o any CDSC with respect to the 529 share classes will be waived where the redemption proceeds are used to pay for qualified higher education expenses, which may include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however, the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program; and

     o all sales charges will be waived with respect to shares purchased through an employer sponsored plan, pursuant to guidelines created by MFD from time to time.


Distribution and Service Fees

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares, and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.50% (0.25% distribution fee and 0.25% service fee) for class 529A shares and 1.00% (0.75% distribution fee and 0.25% service fee) for each of class 529B and 529C shares, and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the board of trustees which oversees the fund.


5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem class A, B and C shares, together with the description of other related considerations, in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares, with a few exceptions noted below.

How to Purchase Shares


The Code and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application.

An account owner of a newly established account under a tuition program in which the designated beneficiary is age 12 or older will not be entitled to purchase class 529B shares. Additional restrictions may apply and are described in the program description.


How to Exchange Shares

Your ability to exchange your class 529A, 529B or 529C shares of the fund for corresponding class 529A, 529B and 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

How to Redeem Shares


If you redeem your class 529A, 529B or 529C shares and use the proceeds for non-qualified higher education expenses or other non-qualified purposes, taxes and penalties may apply. Please see the program description and the discussion below under the caption "Tax Considerations" for details.


6.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies to class 529A, 529B and 529C shares, and references to class A, B and C shares in that discussion apply as well to the corresponding class 529A, 529B and 529C shares, with the exception noted below.


Distribution Options


Distributions on the 529 share classes will automatically be reinvested in additional shares. Account owners do not have the option of receiving distributions in cash.



7.   OTHER INFORMATION


The description under "Other Information" in the Prospectus applies equally to class 529A, 529B and 529C shares. In addition, because the account owner may invest in the fund's class 529A, 529B and 529C shares indirectly through a tuition program, the account owner may not technically be a shareholder of the fund (rather, a trust or other vehicle established by the state or eligible educational institution through which the investment is made would be the fund's shareholder of record). Therefore, with respect to investments through certain tuition programs, the account owner may not have voting rights in the fund's shares or may only be entitled to vote if the tuition program through which the fund shares are held passes through the voting rights to the account owner. Please see the program description for details.


Tax Considerations


In addition to the tax considerations discussed in the fund's Prospectus and SAI, please note the following tax considerations that apply specifically to the ownership of the fund's 529 share classes.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay "qualified higher education expenses" are tax-free for federal income tax purposes for tax years beginning on or before December 31, 2010. State and local taxes may still apply.

Withdrawals of earnings that are not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied).. The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies or becomes disabled. Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the fund under the tuition programs; you will find more information in the program description. You are urged to consult your own tax adviser for information about the federal estate and gift and the state and local tax consequences of, and impact of your personal financial situation on, an investment in the fund's 529 share classes.

8.   FINANCIAL HIGHLIGHTS


Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not have financial highlights to report.


*El presente suplemento tambien se encuentran disponibles en espanol. Solicite ejemplares a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.

                       MFS(R) RESEARCH INTERNATIONAL FUND

            Supplement dated August 1, 2002 to the Current Prospectus

This Supplement describes the fund's class 529A, 529B and 529C shares, and it supplements certain information in the fund's Prospectus dated January 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.


Class 529A, 529B and 529C shares are only offered in conjunction with qualified tuition programs (tuition programs) established in accordance with Section 529 of the Internal Revenue Code (Code). Contributions to these tuition programs may be invested in the fund's class 529A, 529B or 529C shares and certain other MFS funds offering these share classes. Earnings on investments in the fund made through such tuition programs may receive favorable tax treatment under the Code, as described further under the caption "Tax Considerations" below. For information on policies, services and restrictions which apply to your account with the tuition program through which your investment in the fund is made, please refer to the description of the tuition program available from your financial representative (the program description).

1.   RISK RETURN SUMMARY


     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not yet have a performance record to report.


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment):

                                                     Class 529A        Class 529B         Class 529C
     Maximum Sales Charge (Load) Imposed
         on Purchases (as a percentage of
         offering price)........................          5.75%              0.00%             0.00%

     Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever
         is less)...............................          0.00%              4.00%             1.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets):



     Management Fees............................          1.00%              1.00%             1.00%
     Distribution and Service (12b-1) Fees(1)...          0.35%              1.00%             1.00%
     Other Expenses(2)..........................          0.74%              0.74%             0.74%
                                                          -----              -----             -----
     Total Annual Fund Operating Expenses(2)....          2.09%              2.74%             2.74%
         Fee Waiver(3)..........................         (0.08)%            (0.08)%           (0.08)%
                                                         -------            -------           -------
         Net Expenses(2)........................          2.01%              2.66%             2.66%


-------------


(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are 0.50% annually for class 529A shares and 1.00% annually for class 529B and 529C shares. The remaining 0.15% class 529A distribution fee may be imposed only with the approval of the board of trustees which oversees the fund.


(2) "Other Expenses" are estimated for the fund's current fiscal year, and include the program management fee described below under "Management of the Fund." The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be 2.00%, 2.65%, and 2.65% for class 529A, 529B and 529C shares, respectively. The only fees and charges a 529 participant will incur are an annual maintenance fee, sales charges and expenses of the fund, and miscellaneous other fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial representative for details.

(3) MFS has contractually agreed to bear the fund's expenses, subject to reimbursement, such that "Other Expenses" for class 529A, 529B and 529C shares, after taking into account the expense offset arrangement described above, do not exceed 0.65%. This contractual fee arrangement will continue until at least January 1, 2003, absent an earlier modification approved by the Board of Trustees which oversees the fund.


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and


     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" through January 1, 2003, and the fund's "Total Annual Operating Expenses" for subsequent years (see "Expense Table").


Although your actual costs may be higher or lower, under these assumptions your costs would be:


     Share Class                                Year 1         Year 3
     Class 529A shares                           $767          $1,185
     Class 529B shares
         Assuming redemption at end of period    $669          $1,143
         Assuming no redemption                  $269           $ 843

     Class 529C shares

         Assuming redemption at end of period    $369           $ 843
         Assuming no redemption                  $269           $ 843


3.   MANAGEMENT OF THE FUND

Program Manager(s)


The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFS Fund Distributors, Inc. ("MFD") pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services ("529 assets"). The current fee has been established at 0.25% annually of the average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Code and other regulatory requirements.

4.   DESCRIPTION OF SHARE CLASSES


The description of the fund's class A, B and C shares in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares. For example, the description of sales charges and the calculation of the CDSC is identical for the fund's class A, B and C shares and the corresponding class 529A, 529B and 529C shares.



Waivers of Sales Charges

Sales charge waivers that apply to the fund's class A, B and C shares apply equally to the corresponding class 529A, 529B and 529C shares, and are described in the fund's Statement of Additional Information (SAI), which is available upon request (see back page of the Prospectus for information on how to obtain a copy of the SAI). In addition:


     o any CDSC with respect to the 529 share classes will be waived where the redemption proceeds are used to pay for qualified higher education expenses, which may include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however, the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program; and

     o all sales charges will be waived with respect to shares purchased through an employer sponsored plan, pursuant to guidelines created by MFD from time to time.


Distribution and Service Fees

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class 529A, 529B and 529C shares, and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.50% (0.25% distribution fee and 0.25% service fee) for class 529A shares and 1.00% (0.75% distribution fee and 0.25% service fee) for each of class 529B and 529C shares, and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges. A portion of the class 529A distribution fee equal to 0.15% is not currently in effect and may be imposed only with the approval of the board of trustees which oversees the fund.


5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem class A, B and C shares, together with the description of other related considerations, in the Prospectus applies equally to the corresponding class 529A, 529B and 529C shares, with a few exceptions noted below.

How to Purchase Shares


The Code and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application.

An account owner of a newly established account under a tuition program in which the designated beneficiary is age 12 or older will not be entitled to purchase class 529B shares. Additional restrictions may apply and are described in the program description.


How to Exchange Shares

Your ability to exchange your class 529A, 529B or 529C shares of the fund for corresponding class 529A, 529B and 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

How to Redeem Shares


If you redeem your class 529A, 529B or 529C shares and use the proceeds for non-qualified higher education expenses or other non-qualified purposes, taxes and penalties may apply. Please see the program description and the discussion below under the caption "Tax Considerations" for details.



6.   INVESTOR SERVICES AND PROGRAMS


The description of investor services and programs in the Prospectus applies to class 529A, 529B and 529C shares, and references to class A, B and C shares in that discussion apply as well to the corresponding class 529A, 529B and 529C shares, with the exception noted below.


Distribution Options


Distributions on the 529 share classes will automatically be reinvested in additional shares. Account owners do not have the option of receiving distributions in cash.



7.   OTHER INFORMATION


The description under "Other Information" in the Prospectus applies equally to class 529A, 529B and 529C shares. In addition, because the account owner may invest in the fund's class 529A, 529B and 529C shares indirectly through a tuition program, the account owner may not technically be a shareholder of the fund (rather, a trust or other vehicle established by the state or eligible educational institution through which the investment is made would be the fund's shareholder of record). Therefore, with respect to investments through certain tuition programs, the account owner may not have voting rights in the fund's shares or may only be entitled to vote if the tuition program through which the fund shares are held passes through the voting rights to the account owner. Please see the program description for details.


Tax Considerations


In addition to the tax considerations discussed in the fund's Prospectus and SAI, please note the following tax considerations that apply specifically to the ownership of the fund's 529 share classes.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay "qualified higher education expenses" are tax-free for federal income tax purposes for tax years beginning on or before December 31, 2010. State and local taxes may still apply.

Withdrawals of earnings that are not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied).. The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies or becomes disabled. Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the fund under the tuition programs; you will find more information in the program description. You are urged to consult your own tax adviser for information about the federal estate and gift and the state and local tax consequences of, and impact of your personal financial situation on, an investment in the fund's 529 share classes.

8.   FINANCIAL HIGHLIGHTS


Because class 529A, 529B and 529C shares are being initially offered for sale on August 1, 2002, these share classes do not have financial highlights to report.

                               MFS SERIES TRUST I


                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                          MFS(R) STRATEGIC GROWTH FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                             MFS(R) CORE GROWTH FUND
             MFS(R) VALUE FUND (formerly MFS(R) EQUITY INCOME FUND)
                            MFS(R) NEW DISCOVERY FUND
                        MFS(R)RESEARCH INTERNATIONAL FUND
       MFS(R)TECHNOLOGY FUND (formerly MFS(R)SCIENCE AND TECHNOLOGY FUND)
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                            MFS(R) JAPAN EQUITY FUND


                                     PART C


Item 23.  Exhibits:


          1    (a)  Amended and Restated Declaration of Trust,  dated January 1,
                    2002; filed herewith.

               (b) Amendment, dated April 18, 2002, to the Amended and Restated Declaration of Trust - Designation of New Classes; filed herewith.

          2    (a)  Amended and Restated By-Laws dated January 1, 2002. (17)

               (b) Appendix A, dated May 1, 2002, to the Amended and Restated By-Laws. (12)

          3         Form of Share Certificate for Classes of shares. (3)

          4 Investment Advisory Agreement for the Trust, dated January 1, 2002; filed herewith.


          5    (a)  Distribution Agreement, dated January 1, 1995. (1)


               (b)  Dealer  Agreement  between  MFS  Fund  Distributors,   Inc.,
                    ("MFD") and a dealer and the Mutual Fund Agreement between MFD and a bank effective April 6, 2001. (14)

          6    (a)  Retirement  Plan  for  Non-Interested  Person  Trustees,  as
                    amended and restated February 10, 1999. (2)

               (b) Amendment, dated December 11, 2001, to Master Retirement Plan for Non-Interested Trustees. (19)

               (c)  Retirement  Benefit  Deferral Plan, dated December 11, 2001.
                    (17)

               (d)  Trustee Fee Deferral Plan adopted February 10, 1999. (9)

               (e) Amended and Restated Trustee Fee Deferral Plan for MFS Strategic Growth Fund, dated December 11, 2001. (18)

          7    (a)  Custodian Agreement between Registrant and State Street Bank and Trust Company, dated July 2, 2001. (13)

               (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (13)

          8    (a)  Shareholder  Servicing Agent  Agreement, dated September 10,
                    1986. (8)

               (b) Amendment to Shareholder Servicing Agent Agreement to amend fee schedule, dated April 1, 1999. (9)

               (c)  Exchange Privilege Agreement, dated July 30, 1997. (6)

               (d) Dividend Disbursing Agent Agreement dated September 10, 1986. (8)

               (e) Master Administrative Services Agreement dated March 1, 1997, as amended and restated April 1, 1999. (7)

               (f) Exhibit A dated May 1, 2002, to the Amended and Restated Master Administrative Services Agreement. (12)

          9    (a)  Opinion and Consent of Counsel, dated May 30, 2000. (11)

               (b)  Legal Opinion Consent, dated July 26, 2002; filed herewith.


          10   (a)  Auditor's Consent Letter for Deloitte & Touche LLP regarding
                    MFS Managed Sectors Fund and MFS Cash Reserve Fund. (16)


               (b) Auditor's Consent Letter for Ernst & Young LLP regarding MFS Global Asset Allocation Fund, MFS Value Fund, MFS Research Growth and Income Fund, MFS Strategic Growth Fund, MFS Core Growth Fund, MFS Japan Equity Fund, MFS Global Telecommunications Fund, MFS Technology Fund, MFS New Discovery Fund and MFS Research International Fund. (16)


          11        Not Applicable.

          12        Not Applicable.


          13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 1, 1997, and Amended and Restated April 17, 2002. (12)

          14        Not Applicable.


          15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated April 17, 2002. (12)

          16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (5)

                    Power of Attorney, dated January 1, 2002; filed herewith.

-----------------------------
(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995.
(2) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 35 filed with the SEC via EDGAR on October 12, 2000.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(6) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
(7) Incorporated by reference to MFS(R)Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on October 29, 1999.

(10) Incorporated by reference to MFS Growth Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the SEC via EDGAR on May 31, 2000.
(12) Incorporated by reference to MFS Government Securities Fund (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on June 26, 2002.
(13) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(14) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(15) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on March 30, 2001.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on December 28, 2001.
(17) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 51 filed with the SEC via EDGAR on January 28, 2002.
(18) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 70 filed with the SEC via EDGAR on March 26, 2002.
(19) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34501 and 811-6102) Post-Effective Amendment No. 17 filed with the SEC via EDGAR on February 28, 2002.


Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification


          Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 39 filed with the SEC via EDGAR on December 28, 2001 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.


          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26. Business and Other Connections of Investment Adviser

          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research

International  Fund,  MFS Global  Telecommunications  Fund and MFS Japan  Equity
Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS
Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital Opportunities Fund); MFS Series Trust VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS Series Trust IX (which has seven series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund and MFS Large Cap Value Fund; MFS Series Trust X (which has 17 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Investors Trust, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS International ADR Fund, MFS Global Conservative Equity Fund, MFS International Core Equity Fund, MFS Income Fund, MFS High Income Advantage Fund and MFS Global Health Sciences Fund); MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex Contrarian Fund, Vertex International Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has 10 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities
Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President, Mr. William Scott is Vice Chairman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Administrative Officer and Mr. Parke is also Chief Investment Officer), Stephen
E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS, Joseph Lynch is the Assistant Treasurer of MFS and Robert Whelan is a Senior Vice President, Chief Financial Officer and Corporate Controller of MFS.

          Massachusetts Investors Trust
          Massachusetts Investors Growth Stock Fund
          MFS Growth Opportunities Fund
          MFS Government Securities Fund
          MFS Government Limited Maturity Fund
          MFS Series Trust I
          MFS Series Trust II
          MFS Series Trust III
          MFS Series Trust IV
          MFS Series Trust V
          MFS Series Trust VI
          MFS Series Trust VII
          MFS Series Trust VIII
          MFS Series Trust IX
          MFS Series Trust X
          MFS Series Trust XI
          MFS Municipal Series Trust
          MFS Variable Insurance Trust
          MFS Institutional Trust
          MFS Municipal Income Trust
          MFS Multimarket Income Trust
          MFS Government Markets Income Trust
          MFS Intermediate Income Trust
          MFS Charter Income Trust
          MFS Special Value Trust

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary and Clerk, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

          MFS/Sun Life Series Trust

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary and Clerk, James
O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

          Money Market Variable Account
          High Yield Variable Account
          Capital Appreciation Variable Account
          Government Securities Variable Account
          Total Return Variable Account
          Global Governments Variable Account
          Managed Sectors Variable Account

          C. James Prieur is the Chairman, President and Member of the Board of Managers, Stephen E. Cavan is the Secretary, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL Funds
          MFS Meridian Funds

          Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MFS International Ltd. ("MIL Bermuda"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 12 portfolios): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund, European Bond Fund, European High Yield Bond Fund, Value Fund and European Smaller Companies Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard

Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund, MFS Meridian Value Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Steven E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS International S.C. LTDA ("MIL Brazil"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

          Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

          MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          Graham E. Lenzner is the Chairman, Loretta Lenzner, Joe Trainer and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the President and Director, Robert Leo is the Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          Jeffrey L. Shames is the Chairman. Joseph W. Dello Russo and Janet A. Clifford are Directors. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          Joseph J. Trainor, Jeffrey L. Shames and John W. Ballen are Directors. Mr. Trainor is also the President, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is an Executive Vice President and Managing Director of Institutional Sales, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MFS Investment Management K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director.

          MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk.

          MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

          Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph J. Trainor are Directors. Mr. Trainor is the President, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

          Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph J. Trainor are Directors. Mr. Trainor is the President, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

          Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

          Sun Life of Canada (U.S.) Financial Services Holdings, Inc., a company incorporated under the laws of Delaware whose address is 500 Boylston Street,

Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

          John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert
T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

          MFS Investment Management (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

          Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors.

          New  England   Streaming  Media,  LLC,  a  limited  liability  company
organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

          Jeffrey L. Shames, John W. Ballen, Joseph W. Dello Russo, Robert Whelan, Jeremiah Potts are Directors. Mr. Potts is the Chief Executive Officer.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart     Chairman, Sun Life Assurance Company of
                                Canada,  Sun Life  Centre,  150 King Street
                                West,  Toronto, Ontario,  Canada  (Mr.
                                Stewart  is also an  officer  and/or
                                Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur       President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          William W. Stinson    Director, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West,  Toronto,
                                Ontario, Canada; Director, United Dominion
                                Industries

                                Limited, Charlotte, N.C.; Director,
                                PanCanadian Petroleum Limited, Calgary, Alberta; Director, LWT Services, Inc., Calgary Alberta; Director, Western Star Trucks, Inc., Kelowna, British Columbia; Director, Westshore Terminals Income Fund, Vancouver, British Columbia; Director (until 4/99), Canadian Pacific Ltd., Calgary, Alberta

          James C. Baillie      Counsel, Torys, Ontario, Canada; Chair,
                                Independent Electricity Market Operator,
                                Ontario, Canada; Chair, Corel Corporation,
                                Ontario, Canada; Director, Sun Life
                                Financial, Ontario Canada; Director, FPI Ltd.,
                                Newfoundland, Canada

Item 27.  Distributors

          (a)  Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

               NAME                                 ADDRESS

          Massachusetts Financial Services       500 Boylston Street
          Company (investment adviser)           Boston, MA 02116

          MFS Funds Distributors, Inc.           500 Boylston Street
          (principal underwriter)                Boston, MA 02116

          State Street Bank and Trust Company    State Street South
          (custodian)                            5 - West
                                                 North Quincy, MA 02171

          MFS Service Center, Inc.               2 Avenue de Lafayette
          (transfer agent)                       Boston, MA 02111-1738

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 26th day of July, 2002.

                              MFS SERIES TRUST I


                              By:        JAMES R. BORDEWICK, JR.
                                         ---------------------------------------
                              Name:      James R. Bordewick, Jr.
                              Title:     Assistant Clerk and Assistant Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on July 26, 2002.


        SIGNATURE                                    TITLE


JEFFREY L. SHAMES*                    Chairman, President (Principal
---------------------------------     Executive Officer) and Trustee
Jeffrey L. Shames


JAMES O. YOST*                        Principal Financial and Accounting Officer
---------------------------------
James O. Yost


JOHN W. BALLEN*                       Trustee
---------------------------------
John W. Ballen


LAWRENCE H. COHN*                     Trustee
---------------------------------
Lawrence H. Cohn


SIR J. DAVID GIBBONS*                 Trustee
---------------------------------
Sir J. David Gibbons


WILLIAM R. GUTOW*                     Trustee
---------------------------------
William R. Gutow

J. ATWOOD IVES*                       Trustee
---------------------------------
J. Atwood Ives


ABBY M. O'NEILL*                      Trustee
---------------------------------
Abby M. O'Neill


KEVIN R. PARKE*                       Trustee
---------------------------------
Kevin R. Parke


LAWRENCE T. PERERA*                   Trustee
---------------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                    Trustee
---------------------------------
William J. Poorvu


J. DALE SHERRATT*                     Trustee
---------------------------------
J. Dale Sherratt


ELAINE R. SMITH*                      Trustee
---------------------------------
Elaine R. Smith


WARD SMITH*                           Trustee
---------------------------------
Ward Smith

                              *By:      JAMES R. BORDEWICK, JR.
                                     ----------------------------------------
                              Name:     James R. Bordewick, Jr.
                                          as Attorney-in-fact

                              Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002; filed herewith.

                                INDEX TO EXHIBITS


EXHIBIT NO.              DESCRIPTION OF EXHIBIT                    PAGE NO.

     1    (a)  Amended and Restated Declaration of Trust,
                dated January 1, 2002.

          (b)  Amendment, dated April 18, 2002, to
                Declaration of Trust - Designation of New Classes.

     4         Investment Advisory Agreement for the Trust,
                dated January 1, 2002.

     9    (b)  Legal Opinion Consent, dated July 26, 2002.